Other comprehensive income (loss) - Components (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pre-tax amount
Total other comprehensive income (loss), Pre-tax amount		$ 536	$ 1,255	$ (4,644)
Tax (expense) benefit
Total other comprehensive income (loss), Tax (expense) benefit		(301)	(182)	878
After-tax amount
Foreign currency translation adjustments		(191)	272	(603)
Total other comprehensive income (loss), net of tax	[1]	235	1,073	(3,766)
Foreign currency translation
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(29)	204	(455)
Total other comprehensive income (loss), Pre-tax amount		(29)	204	(455)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(162)	68	(148)
Total other comprehensive income (loss), Tax (expense) benefit		(162)	68	(148)
After-tax amount
Other comprehensive income (loss), After-tax amount		(191)	272	(603)
Total other comprehensive income (loss), net of tax		(191)	272	(603)
Unrealized gain (loss) on assets available-for-sale
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		489	1,100	(4,292)
Reclassification adjustment, Pre-tax amount		85	68	443
Total other comprehensive income (loss), Pre-tax amount		574	1,168	(3,849)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(124)	(271)	1,047
Reclassification adjustment, Tax (expense) benefit		(21)	(16)	(105)
Total other comprehensive income (loss), Tax (expense) benefit		(145)	(287)	942
After-tax amount
Other comprehensive income (loss), After-tax amount		365	829	(3,245)
Reclassification adjustment, After-tax amount		64	52	338
Total other comprehensive income (loss), net of tax		429	881	(2,907)
Defined benefit plans
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(15)	(107)	(400)
Foreign exchange adjustment		0	(1)	0
Reclassification adjustment, Pre-tax amount		14	(18)	68
Total other comprehensive income (loss), Pre-tax amount		(1)	(126)	(332)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		6	32	94
Foreign exchange adjustment		0	0	0
Reclassification adjustment, Tax (expense) benefit		(2)	8	(12)
Total other comprehensive income (loss), Tax (expense) benefit		4	40	82
After-tax amount
Other comprehensive income (loss), After-tax amount		(9)	(75)	(306)
Foreign currency translation adjustments		0	(1)	0
Reclassification adjustment, After-tax amount		12	(10)	56
Total other comprehensive income (loss), net of tax		3	(86)	(250)
Unrealized gain (loss) on cash flow hedges
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(1)	7	(16)
Reclassification adjustment, Pre-tax amount		(7)	2	8
Total other comprehensive income (loss), Pre-tax amount		(8)	9	(8)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		0	(2)	4
Reclassification adjustment, Tax (expense) benefit		2	(1)	(2)
Total other comprehensive income (loss), Tax (expense) benefit		2	(3)	2
After-tax amount
Other comprehensive income (loss), After-tax amount		(1)	5	(12)
Reclassification adjustment, After-tax amount		(5)	1	6
Total other comprehensive income (loss), net of tax		(6)	6	(6)
Unrealized gain (loss) on cash flow hedges | Staff expense
Pre-tax amount
Reclassification adjustment, Pre-tax amount		(5)	0	9
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		1	0	(2)
After-tax amount
Reclassification adjustment, After-tax amount		(4)	0	7
Unrealized gain (loss) on cash flow hedges | Investment And Other Revenue
Pre-tax amount
Reclassification adjustment, Pre-tax amount		(2)	2	(1)
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		1	(1)	0
After-tax amount
Reclassification adjustment, After-tax amount		$ (1)	$ 1	$ (1)

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $237 million for the year ended Dec. 31, 2024, $1,073 million for the year ended Dec. 31, 2023 and $(3,753) million for the year ended Dec. 31, 2022.